CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 778,006	$ 113,156	¥ 164,684
Inventories	9,659	1,405	10,408
Prepaid expenses and other current assets	128,638	18,710	132,473
Amounts due from related parties			113
Total current assets	916,303	133,271	307,678
Non-current assets
Restricted cash	40,971	5,959	24,478
Property, plant and equipment, net	248,801	36,187	221,212
Intangible assets	218,978	31,849	243,927
Goodwill	1,243,817	180,906	1,152,913
Deferred tax assets	3,456	503	3,012
Rental deposit	64,693	9,409	55,173
TOTAL ASSETS	2,737,019	398,084	2,008,393
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB345,100 and RMB490,696 as of December 31, 2017 and 2018, respectively)	515,623	74,998	350,446
Income tax payable of the consolidated VIE without recourse to the Group	15,755	2,291	10,022
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated VIE without recourse to the Group of RMB906,480 and RMB862,043 as of December 31, 2017 and 2018, respectively)	876,861	127,534	906,480
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB3,836 and RMB3,199 as of December 31, 2017 and 2018, respectively)	54,493	7,926	3,836
Bank borrowings of the consolidated VIE without recourse to the Group	106,600	15,504	0
Promissory notes, current portion (including promissory notes, current portion of the consolidated VIE without recourse to the group of RMB nil and RMB190,000 as of December 31, 2017 and 2018, respectively)	361,888	52,634	0
Total current liabilities	1,931,220	280,887	1,270,784
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	121,191	17,626	128,890
Deferred tax liabilities of the consolidated VIE without recourse to the Group	71,031	10,331	77,580
Franchise deposits of the consolidated VIE without recourse to the Group	1,763	256	3,856
Convertible notes (including convertible notes of the consolidated VIE without recourse to the Group of RMB150,200 and RMB nil as of December 31, 2017 and 2018, respectively)			499,192
Promissory note, non-current portion (including promissory note, non-current portion of the consolidated VIE without recourse to the Group of RMB nil and RMB nil as of December 31, 2017 and 2018, respectively)			162,658
Derivative liabilities (including derivative liabilities of the consolidated VIE without recourse to the Group of RMB nil and RMB nil as of December 31, 2017 and 2018, respectively)	63,942	9,300	18,218
TOTAL LIABILITIES	2,189,147	318,400	2,161,178
Commitments and Contingencies (Note 20)
MEZZANINE EQUITY
Convertible redeemable preferred shares			120,000
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares (par value of USD0.00005 per share; 100,000,000 and 1,000,000,000 shares authorized, 100,000,000 and 188,627,228 shares issued and 100,000,000 and 165,038,164 shares outstanding as of December 31, 2017 and 2018, respectively)	62	9	34
Additional paid-in capital	1,944,325	282,790	391,099
Statutory reserve	4,595	668
Accumulated other comprehensive income	68,214	9,921	15,718
Accumulated deficit	(1,469,303)	(213,701)	(679,613)
Total Puxin Limited shareholders’ (deficit) equity	547,893	79,687	(272,762)
Non-controlling interest	(21)	(3)	(23)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	547,872	79,684	(272,785)
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	¥ 2,737,019	$ 398,084	¥ 2,008,393